Nuveen NWQ International Value Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 88.9%
	COMMON STOCKS – 88.9%
	Aerospace & Defense – 1.6%
30,091	Thales SA, (2)	$3,458,987
	Air Freight & Logistics – 1.5%
96,365	Deutsche Post AG, (2)	3,211,383
	Automobiles – 3.6%
39,062	Hyundai Motor Co, (2)	2,493,176
40,825	Toyota Motor Corp, Sponsored ADR	5,490,554
	Total Automobiles	7,983,730
	Banks – 10.1%
582,719	Bank of Ireland Group PLC, (2)	2,314,570
157,138	Bank of Ireland Group PLC, (2)	622,645
514,565	ING Groep NV, (2)	5,375,520
307,139	Oversea-Chinese Banking Corp Ltd, (2)	2,414,540
1,770,242	Royal Bank of Scotland Group PLC, (2)	4,512,147
118,200	Sumitomo Mitsui Trust Holdings Inc, (2)	4,280,245
3,340,617	Unicaja Banco SA,144A, (2)	2,657,229
	Total Banks	22,176,896
	Capital Markets – 3.5%
91,949	AURELIUS Equity Opportunities SE & Co KGaA, (2)	3,797,616
351,399	UBS Group AG	3,974,323
	Total Capital Markets	7,771,939
	Chemicals – 0.3%
6,222	Koninklijke DSM NV, (2)	749,015
	Commercial Services & Supplies – 3.3%
133,900	Dai Nippon Printing Co Ltd, (2)	3,473,494
155,389	ISS A/S, (2)	3,841,733
	Total Commercial Services & Supplies	7,315,227
	Diversified Financial Services – 1.5%
33,984	Groupe Bruxelles Lambert SA, (2)	3,262,064
	Diversified Telecommunication Services – 3.0%
138,192	Nippon Telegraph & Telephone Corp, ADR, (2)	6,618,015

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 1.9%
113,831	Mabuchi Motor Co Ltd, (2)	$4,269,151
	Electronic Equipment, Instruments & Components – 1.3%
263,893	Flex Ltd, (3)	2,761,640
	Energy Equipment & Services – 1.7%
359,130	Tenaris SA, (2)	3,809,078
	Food & Staples Retailing – 5.1%
192,819	Carrefour SA, (2)	3,372,840
83,000	Seven & i Holdings Co Ltd, (2)	3,180,998
1,587,018	Tesco PLC, (2)	4,691,970
	Total Food & Staples Retailing	11,245,808
	Health Care Providers & Services – 1.3%
42,389	Fresenius Medical Care AG & Co KGaA, (2)	2,848,551
	Household Durables – 1.9%
212,300	Sekisui House Ltd, (2)	4,189,139
	Household Products – 1.3%
28,855	Henkel AG & Co KGaA, (2)	2,855,176
	Industrial Conglomerates – 2.5%
50,911	Siemens AG, (2)	5,449,773
	Insurance – 8.9%
93,363	Ageas, (2)	5,175,587
17,075	Allianz SE, (2)	3,974,580
78,045	Axis Capital Holdings Ltd	5,207,163
163,700	MS&AD Insurance Group Holdings Inc, (2)	5,320,929
	Total Insurance	19,678,259
	Media – 1.7%
76,994	Publicis Groupe SA, (2)	3,788,506
	Multi-Utilities – 1.7%
354,756	National Grid PLC, (2)	3,841,047
	Oil, Gas & Consumable Fuels – 4.2%
159,904	Canadian Natural Resources Ltd	4,258,244
82,730	Royal Dutch Shell PLC, Sponsored ADR	4,955,527
	Total Oil, Gas & Consumable Fuels	9,213,771
	Pharmaceuticals – 7.1%
53,735	Bayer AG, (2)	3,785,794
161,656	GlaxoSmithKline PLC, (2)	3,465,030

Shares	Description (1)	Value
	Pharmaceuticals (continued)
7,622	Roche Holding AG, (2)	$2,219,255
66,937	Sanofi, (2)	6,200,558
	Total Pharmaceuticals	15,670,637
	Professional Services – 3.2%
61,450	Adecco Group AG, (2)	3,400,507
50,975	Wolters Kluwer NV, (2)	3,719,392
	Total Professional Services	7,119,899
	Real Estate Management & Development – 1.8%
565,239	City Developments Ltd, (2)	4,020,882
	Semiconductors & Semiconductor Equipment – 3.2%
221,000	MediaTek Inc, (2)	2,629,392
58,200	Rohm Co Ltd, (2)	4,487,339
	Total Semiconductors & Semiconductor Equipment	7,116,731
	Software – 1.4%
25,160	SAP SE, (2)	2,960,661
	Specialty Retail – 1.5%
1,324,288	Kingfisher PLC, (2)	3,365,523
	Technology Hardware, Storage & Peripherals – 3.1%
66,200	FUJIFILM Holdings Corp, (2)	2,916,138
117,367	Samsung Electronics Co Ltd, (2)	3,874,176
	Total Technology Hardware, Storage & Peripherals	6,790,314
	Textiles, Apparel & Luxury Goods – 1.5%
124,500	Wacoal Holdings Corp, (2)	3,214,443
	Tobacco – 2.1%
400,120	Scandinavian Tobacco Group A/S,144A	4,681,730
	Wireless Telecommunication Services – 2.1%
212,000	SK Telecom Co Ltd, Sponsored ADR	4,706,400
	Total Long-Term Investments (cost $163,472,880)	196,144,375
	Other Assets Less Liabilities – 11.1%	24,436,285
	Net Assets – 100%	$220,580,660

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in the United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$36,035,581	$160,108,794	$ —	$196,144,375

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
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